Loans and Borrowings - Summary of Convertible Notes (Parenthetical) (Detail) $ in Thousands	12 Months Ended
Mar. 31, 2026 USD ($)
Convertible notes due 2030 [Member]
Disclosure Of Loans And Borrowings [Line Items]
Equity, net of issue expenses	$ 4,802